Share Capital - Schedule of Fair Value of Stock Options Granted (Details) - Black-Scholes option pricing model [Member] - $ / shares	6 Months Ended			12 Months Ended
	Mar. 31, 2025	Oct. 01, 2024	Jul. 31, 2024	Mar. 31, 2025
Share Capital - Schedule of Fair Value of Stock Options Granted (Details) [Line Items]
Risk free interest rate	2.44%	2.93%	3.43%	3.39%
Expected life in years	1 year 4 months 2 days	1 year 1 month 9 days	1 year 3 months 7 days	3 years 1 month 9 days
Expected volatility	49.67%	47.91%	46.55%	50.14%
Expected dividend yield	0.80%	0.80%	0.68%	0.68%
Estimated forfeiture rate				9.77%
Share price at the date of valuation (in CAD) (in Dollars per share)	$ 5.55	$ 5.9	$ 5.21
Weighted average share price at date of grant (in Dollars per share)				$ 5.08